Statements of Cash Flows - USD ($)	9 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,033,557)	$ 50,778
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss on derivative	331,436
Stock issued for services	75,000
Amortization of convertible debt discount	296,400
Loss on issuance of notes	284,091
Pre-paid expenses	(56,250)
Inventory	(160,724)	(79,999)
Loan from shareholder and related party	13,500	16,400
Debt discount	6,028
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(256,132)	(12,821)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from convertible notes	181,000	40,000
Payments on convertible notes	(40,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	141,000	40,000
NET INCREASE (DECREASE) IN CASH	(115,132)	27,179
CASH AT BEGINNING OF PERIOD	115,738	58,137
CASH AT END OF PERIOD	606	85,316
Cash paid during year for :
Interest	1,307
Income Taxes
Disclosure of non-cash activities:
Conversion of principal and interest to common shares	$ 1,435,318